Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 14, 2024
Entity Registrant Name	dei_EntityRegistrantName	TIDAL TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 14, 2024
Document Effective Date	dei_DocumentEffectiveDate	Aug. 26, 2024
Prospectus Date	rr_ProspectusDate	Jun. 30, 2023
DGA Core Plus Absolute Return ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2025
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement to the Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”),

each dated June 30, 2023, as supplemented

Effective August 26, 2024 (the “Effective Date”), the Fund’s name will change from “DGA Absolute Return ETF” to “DGA Core Plus Absolute Return ETF.” Accordingly, as of the Effective Date, all references to the Fund’s name in the Summary Prospectus, Prospectus and SAI are deleted and replaced with “DGA Core Plus Absolute Return ETF.”

The change in the Fund’s name will have no effect on its investment objective or strategy.

In addition, the Fund’s Board of Trustees has determined to extend the agreement by Tidal Investments LLC, the Fund’s investment adviser, to reduce its unitary management fee, as presented in the section entitled “Fees and Expenses of the Fund,” through at least November 30, 2025. Accordingly, effectively immediately, all references to this date in the Summary Prospectus and Prospectus are amended and restated to read as “November 30, 2025.”

Please retain this Supplement for future reference.

DGA Core Plus Absolute Return ETF | DGA Core Plus Absolute Return ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HF